Cover	Jun. 16, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41166
Entity Registrant Name	CF ACQUISITION CORP. VII
Entity Central Index Key	0001839519
Entity Tax Identification Number	85-1963781
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 East 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	938-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Statement [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	CFFSU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Statement [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CFFS
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Statement [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CFFSW
Security Exchange Name	NASDAQ